Oakhurst Strategic Defined Risk Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
January 31, 2021

EXCHANGE TRADED FUNDS - 52.00%		Shares	Value
Invesco BulletShares 2021 Corporate Bond ETF		46,830	$991,859
Invesco BulletShares 2022 Corporate Bond ETF		613,014	13,302,404
Invesco BulletShares 2023 Corporate Bond ETF		290,693	6,345,828
SPDR S&P 500 ETF Trust (a)		51,896	19,205,153
Total Exchange Traded Funds
(Cost $38,672,003)			39,845,244

PURCHASED OPTIONS - 11.63% (a)(b)	Contracts (c)	Notional Amount
Purchased Call Options - 7.21%
SPDR S&P 500 ETF Trust
Expiration: March 2021, Exercise Price: $289.00	40	$1,480,280	331,340
Expiration: March 2021, Exercise Price: $295.00	68	2,516,476	524,416
Expiration: March 2021, Exercise Price: $314.00	50	1,850,350	297,100
Expiration: December 2021, Exercise Price: $303.00	33	1,221,231	263,604
Expiration: December 2021, Exercise Price: $337.00	45	1,665,315	243,967
Expiration: December 2021, Exercise Price: $346.00	171	6,328,197	819,004
Expiration: December 2022, Exercise Price: $330.00	91	3,367,637	624,488
Expiration: December 2022, Exercise Price: $335.00	73	2,701,511	476,763
Expiration: December 2022, Exercise Price: $350.00	66	2,442,462	372,570
Expiration: December 2022, Exercise Price: $355.00	70	2,590,490	367,535
Expiration: December 2022, Exercise Price: $360.00	60	2,220,420	297,240
Expiration: December 2022, Exercise Price: $365.00	55	2,035,385	256,273
Expiration: January 2023, Exercise Price: $350.00	35	1,295,245	197,750
Expiration: December 2023, Exercise Price: $385.00	100	3,700,700	454,450
			5,526,500

Purchased Put Options - 4.42%
SPDR S&P 500 ETF Trust
Expiration: September 2021, Exercise Price: $315.00	42	1,554,294	62,685
Expiration: December 2021, Exercise Price: $319.00	58	2,146,406	114,782
Expiration: December 2021, Exercise Price: $321.00	30	1,110,210	60,840
Expiration: December 2021, Exercise Price: $343.00	28	1,036,196	73,598
Expiration: January 2022, Exercise Price: $330.00	140	5,180,980	327,950
Expiration: March 2022, Exercise Price: $305.00	45	1,665,315	88,492
Expiration: March 2022, Exercise Price: $345.00	109	4,033,763	335,829
Expiration: March 2022, Exercise Price: $360.00	100	3,700,700	358,050
Expiration: December 2022, Exercise Price: $175.00	220	8,141,540	107,250
Expiration: December 2022, Exercise Price: $215.00	630	23,314,410	584,325
Expiration: December 2022, Exercise Price: $225.00	110	4,070,770	117,975
Expiration: December 2022, Exercise Price: $320.00	55	2,035,385	179,850
Expiration: December 2022, Exercise Price: $330.00	50	1,850,350	179,475
Expiration: January 2023, Exercise Price: $220.00	105	3,885,735	109,620
Expiration: January 2023, Exercise Price: $320.00	35	1,295,245	117,023
Expiration: December 2023, Exercise Price: $360.00	100	3,700,700	567,550
			3,385,294
Total Purchased Options
(Cost $7,214,759)			8,911,794

		Principal Amount
U.S. GOVERNMENT NOTES/BONDS - 21.31%
United States Treasury Notes/Bonds
1.13%, 2/28/2021		$1,156,000	1,156,909
2.38%, 3/15/2021 (d)		4,732,000	4,744,595
2.63%, 12/15/2021 (d)		8,974,000	9,171,800
1.50%, 1/15/2023		1,225,000	1,258,113
Total U.S. Government Notes/Bonds
(Cost $16,251,077)			16,331,417

SHORT-TERM INVESTMENTS - 19.16%		Shares
Money Market Funds - 19.16% (d)(e)
Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%		14,684,864	14,684,864
Total Short-Term Investments
(Cost $14,684,864)			14,684,864
Total Investments
(Cost $76,822,703) - 104.10%			79,773,319
Other Liabilities in Excess of Assets - (4.10)%			(3,144,083)
Net Assets - 100.00%			$76,629,236

ETF	- Exchange Traded Fund
(a)	Held in connection with a written option contract. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	100 Shares per contract.
(d)	All or a portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of January 31, 2021 is $6,070,940.
(e)	The rate quoted is the annualized seven-day effective yield as of January 31, 2021.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (REITS) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds) are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quote bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2021:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$39,845,244	$-	$-	$39,845,244
Purchased Options	-	8,911,794	-	8,911,794
U.S. Government Notes/Bonds	-	16,331,417	-	16,331,417
Short-Term Investments	14,684,864	-	-	14,684,864
Total	$54,530,108	$25,243,211	$-	$79,773,319

Liabilities
Written Options	$-	$(7,007,686)	$-	$(7,007,686)
Total	$-	$(7,007,686)	$-	$(7,007,686)

As of January 31, 2021, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Oakhurst Strategic Defined Risk Fund
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
January 31, 2021

	Contracts(a)	Notional Amount	Value
WRITTEN OPTIONS
Written Call Options
SPDR S&P 500 ETF Trust
Expiration: March 2021, Exercise Price: $335.00	(68)	$(2,516,476)	$(277,916)
Expiration: March 2021, Exercise Price: $342.00	(50)	(1,850,350)	(175,250)
Expiration: March 2021, Exercise Price: $343.00	(40)	(1,480,280)	(136,720)
Expiration: September 2021, Exercise Price: $380.00	(42)	(1,554,294)	(94,500)
Expiration: December 2021, Exercise Price: $378.00	(45)	(1,665,315)	(123,435)
Expiration: December 2021, Exercise Price: $381.00	(58)	(2,146,406)	(149,176)
Expiration: December 2021, Exercise Price: $385.00	(33)	(1,221,231)	(77,616)
Expiration: December 2021, Exercise Price: $390.00	(171)	(6,328,197)	(356,791)
Expiration: January 2022, Exercise Price: $400.00	(140)	(5,180,980)	(247,520)
Expiration: March 2022, Exercise Price: $410.00	(55)	(2,035,385)	(84,975)
Expiration: March 2022, Exercise Price: $415.00	(45)	(1,665,315)	(61,335)
Expiration: March 2022, Exercise Price: $420.00	(154)	(5,699,078)	(197,582)
			(1,982,816)

Written Put Options
SPDR S&P 500 ETF Trust
Expiration: March 2021, Exercise Price: $220.00	(68)	(2,516,476)	(3,298)
Expiration: March 2021, Exercise Price: $245.00	(40)	(1,480,280)	(3,160)
Expiration: March 2021, Exercise Price: $255.00	(50)	(1,850,350)	(4,825)
Expiration: September 2021, Exercise Price: $255.00	(42)	(1,554,294)	(25,410)
Expiration: December 2021, Exercise Price: $255.00	(33)	(1,221,231)	(26,994)
Expiration: December 2021, Exercise Price: $265.00	(58)	(2,146,406)	(59,073)
Expiration: December 2021, Exercise Price: $289.00	(28)	(1,036,196)	(38,416)
Expiration: December 2021, Exercise Price: $290.00	(30)	(1,110,210)	(41,700)
Expiration: December 2021, Exercise Price: $291.00	(171)	(6,328,197)	(240,853)
Expiration: December 2021, Exercise Price: $337.00	(30)	(1,110,210)	(73,830)
Expiration: December 2021, Exercise Price: $363.00	(28)	(1,036,196)	(93,100)
Expiration: January 2022, Exercise Price: $275.00	(140)	(5,180,980)	(171,640)
Expiration: March 2022, Exercise Price: $255.00	(45)	(1,665,315)	(46,395)
Expiration: March 2022, Exercise Price: $280.00	(209)	(7,734,463)	(288,420)
Expiration: December 2022, Exercise Price: $210.00	(275)	(10,176,925)	(247,637)
Expiration: December 2022, Exercise Price: $230.00	(700)	(25,904,900)	(805,350)
Expiration: December 2022, Exercise Price: $255.00	(73)	(2,701,511)	(118,990)
Expiration: December 2022, Exercise Price: $260.00	(91)	(3,367,637)	(155,110)
Expiration: December 2022, Exercise Price: $270.00	(365)	(13,507,555)	(689,303)
Expiration: December 2022, Exercise Price: $350.00	(55)	(2,035,385)	(234,108)
Expiration: December 2022, Exercise Price: $360.00	(50)	(1,850,350)	(234,050)
Expiration: January 2023, Exercise Price: $245.00	(140)	(5,180,980)	(204,960)
Expiration: January 2023, Exercise Price: $350.00	(35)	(1,295,245)	(153,598)
Expiration: December 2023, Exercise Price: $305.00	(100)	(3,700,700)	(371,300)
Expiration: December 2023, Exercise Price: $385.00	(100)	(3,700,700)	(693,350)
			(5,024,870)
Total Written Options
(Premiums received $6,365,361)			$(7,007,686)

ETF - Exchange Traded Fund
(a) 100 shares per contract.